Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash Flows from Operating Activities:
Net (loss)/income	$ 109,143	$ (20,519)
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation	39,153	40,395
Gain on sale of vessels	(632)	0
Amortization and write-off of deferred finance charges	1,808	1,324
Unrealized loss/(gain) on derivatives	(3,939)	1,452
Unrealized foreign exchange (gain)/loss	539	(5)
Share based compensation	90	90
Change in:
Accounts receivable	363	8,048
Due from Manager	48	477
Inventories	5,130	(1,178)
Accrued revenue	(1,257)	(245)
Prepaid expenses and other current assets	456	366
Due to Manager	47	(9)
Trade accounts payable	(6,019)	179
Accrued liabilities	(774)	1,288
Other non-current liabilities	1,029	780
Unearned revenue	8,829	1,763
Net Cash Provided by Operating Activities	154,014	34,206
Cash Flows from Investing Activities:
Vessel advances	(85,030)	(39,458)
Proceeds from sale of vessels	70,648	0
Increase in bank time deposits	(1,230)	(82,013)
Maturity of bank time deposits	11,780	85,940
Net Used in Investing Activities	(3,832)	(35,531)
Cash Flows from Financing Activities:
Proceeds from long-term debt	128,800	78,400
Principal payments of long-term debt	(326,251)	(70,513)
Dividends paid	(8,452)	(8,752)
Payment of deferred financing costs	(2,029)	(1,177)
Proceeds on issuance of common stock	71,537	0
Repurchase of common stock	0	(6,012)
Payment of common stock offering expenses	(343)	0
Repurchase/redemption of preferred stock	(17,707)	(89)
Net Cash Used in Financing Activities	(154,445)	(8,143)
Net decrease in cash, cash equivalents and restricted cash	(4,263)	(9,468)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(539)	5
Cash, cash equivalents and restricted cash at beginning of year	112,192	92,639
Cash, cash equivalents and restricted cash at end of year	107,390	83,176
Supplemental cash flow information:
Cash paid for interest (excluding capitalized interest):	11,170	14,162
Non Cash Investing and Financing Activities:
Unpaid financing fees	374	412
Part payment of vessel advances through issuance of common stock and preferred stock	0	3,300
Unpaid capital expenditures	1,166	2,543
Reconciliation of Cash, Cash Equivalents and Restricted Cash:
Cash and cash equivalents	94,500	64,022
Restricted cash – Current assets	1,614	2,000
Restricted cash – Non current assets	11,276	17,154
Cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 107,390	$ 83,176